Property, Plant and Equipment	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
Property, Plant and Equipment
21. PROPERTY, PLANT AND EQUIPMENT

						Group
	Property	Office fixtures and equipment	Computer software	Operating lease assets	Right-of-use assets	Total(2)
	£m	£m	£m	£m	£m	£m
Cost:
At 1 January 2021	1,275	1,362	436	720	222	4,015
Additions	126	28	1	284	65	504
Disposals	(420)	(334)	—	(249)	(29)	(1,032)
At 31 December 2021	981	1,056	437	755	258	3,487
Accumulated depreciation:
At 1 January 2021	491	1,053	434	178	119	2,275
Charge for the year(1)	32	87	1	81	20	221
Impairment during the year	46	28	—	—	23	97
Disposals	(234)	(305)	—	(99)	(23)	(661)
At 31 December 2021	335	863	435	160	139	1,932
Net book value	646	193	2	595	119	1,555

Cost:
At 1 January 2020	1,275	1,442	439	738	214	4,108
Additions	61	24	2	185	10	282
Disposals	(61)	(104)	(5)	(203)	(2)	(375)
At 31 December 2020	1,275	1,362	436	720	222	4,015
Accumulated depreciation:
At 1 January 2020	457	1,022	434	164	60	2,137
Charge for the year(1)	56	111	—	92	59	318
Impairment during the year	24	—	—	—	—	24
Disposals	(46)	(80)	—	(78)	—	(204)
At 31 December 2020	491	1,053	434	178	119	2,275
Net book value	784	309	2	542	103	1,740
(1)Following a review of the estimated useful lives of property as part of Santander UK's transformation program, the charge for the period includes accelerated property depreciation of £9m (2020: £9m).
(2)Property, plant and equipment includes assets under construction of £106m (2020: £55m).

In Q2 2021, we sold our current head office site in Triton Square, London to a wholly owned subsidiary of Banco Santander SA. Property, office fixtures and equipment and right-of-use assets were impaired in the period as a result of our multi-year transformation project. The impairment relates to leasehold properties within the scope of our branch network restructuring programme and head office sites which are either closing or consolidating.
As part of our plan to be the best bank to work for in the UK, we are building a new head office in Milton Keynes to meet the flexible needs of a modern workforce. It represents a planned investment of more than £200m, funded from existing resources. Site works began in Q1 2020 with practical completion expected in March 2023. Expenditure at 31 December 2021 was approximately £57m.